Shareholder Report, Average Annual Return (Details)		12 Months Ended		43 Months Ended	60 Months Ended		104 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			15.25%	8.02%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			20.39%	9.02%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent			21.78%	9.38%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			22.10%	9.67%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			22.46%	9.94%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			22.59%	10.10%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			22.81%	10.22%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y
Average Annual Return, Percent			22.58%	10.10%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			14.73%		9.60%		8.66%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B (with sales charge)
Average Annual Return, Percent			15.84%		9.81%		8.66%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			19.93%		10.10%		8.65%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent			21.33%		10.51%		9.07%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			21.59%		10.78%		9.30%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			21.92%		11.07%		9.57%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			22.08%		11.22%		9.72%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			22.17%		11.30%		9.77%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y
Average Annual Return, Percent			22.19%		11.21%		9.69%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			14.12%		9.12%			7.92%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B (with sales charge)
Average Annual Return, Percent			15.15%		9.31%			7.93%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			19.12%		9.58%			7.92%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent			20.54%		10.03%			8.24%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			20.81%		10.29%			8.48%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			21.15%		10.56%			8.75%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			21.36%		10.72%			8.90%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			21.45%		10.80%			8.94%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y
Average Annual Return, Percent			21.31%		10.69%			8.84%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			13.36%		8.60%			7.62%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B (with sales charge)
Average Annual Return, Percent			14.38%		8.79%			7.62%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			18.42%		9.07%			7.62%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent		19.79%				9.50%			7.95%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			20.14%		9.75%			8.17%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			20.36%		10.02%			8.44%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			20.59%		10.19%			8.58%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			20.68%		10.26%			8.61%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y
Average Annual Return, Percent			20.62%		10.16%			8.53%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			12.62%		7.87%			7.19%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B (with sales charge)
Average Annual Return, Percent			13.57%		8.05%			7.19%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			17.55%		8.34%			7.19%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent			19.04%		8.78%			7.50%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			19.33%		9.05%			7.74%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			19.58%		9.32%			8.01%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			19.76%		9.46%			8.15%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			19.94%		9.54%			8.19%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y
Average Annual Return, Percent			19.77%		9.45%			8.11%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			11.53%		6.86%			6.53%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B (with sales charge)
Average Annual Return, Percent			12.47%		7.03%			6.52%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			16.41%		7.32%			6.53%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent			17.87%		7.75%			6.84%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			18.16%		7.99%			7.05%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			18.49%		8.26%			7.31%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			18.66%		8.43%			7.46%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			18.76%		8.51%			7.51%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y
Average Annual Return, Percent			18.63%		8.40%			7.43%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			9.96%		5.51%			5.61%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B (with sales charge)
Average Annual Return, Percent			10.79%		5.66%			5.60%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			14.77%		5.98%			5.60%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent			16.23%		6.39%			5.92%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			16.52%		6.65%			6.11%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			16.82%		6.91%			6.37%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			16.96%		7.05%			6.52%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			17.10%		7.15%			6.58%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y
Average Annual Return, Percent			16.99%		7.06%			6.51%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			7.02%		3.71%			4.39%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B (with sales charge)
Average Annual Return, Percent			7.71%		3.84%			4.38%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			11.77%		4.17%			4.39%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent			13.17%		4.58%			4.70%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			13.42%		4.80%			4.87%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			13.74%		5.06%			5.13%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			13.88%		5.22%			5.27%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			13.97%		5.31%			5.35%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y
Average Annual Return, Percent			13.91%		5.22%			5.28%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			5.00%		2.17%			3.22%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B (with sales charge)
Average Annual Return, Percent			5.59%		2.27%			3.20%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			9.57%		2.61%			3.21%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent			11.01%		3.02%			3.51%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			11.23%		3.24%			3.68%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			11.54%		3.50%			3.94%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			11.72%		3.65%			4.08%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			11.81%		3.74%			4.16%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y
Average Annual Return, Percent			11.68%		3.65%			4.08%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Average Annual Return, Percent			6.53%		1.75%			2.26%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B (with sales charge)
Average Annual Return, Percent			5.12%		1.47%			2.06%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (with sales charge)
Average Annual Return, Percent			9.10%		1.82%			2.06%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent			10.49%		2.23%			2.36%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R3
Average Annual Return, Percent			10.76%		2.42%			2.51%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
Average Annual Return, Percent			11.07%		2.69%			2.78%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R5
Average Annual Return, Percent			11.20%		2.84%			2.92%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Average Annual Return, Percent			11.32%		2.94%			3.01%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Y
Average Annual Return, Percent			11.19%		2.84%			2.93%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent			22.28%	9.82%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent			21.39%	9.02%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent			21.73%		10.90%		9.40%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B
Average Annual Return, Percent			20.84%		10.08%		8.66%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent			20.93%		10.10%		8.65%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent			21.09%		10.42%			8.56%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B
Average Annual Return, Percent			20.15%		9.59%			7.93%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent			20.12%		9.58%			7.92%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent			20.28%		9.89%			8.26%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B
Average Annual Return, Percent			19.38%		9.07%			7.62%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent			19.42%		9.07%			7.62%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent			19.49%		9.16%			7.83%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B
Average Annual Return, Percent			18.57%		8.34%			7.19%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent			18.55%		8.34%			7.19%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent			18.34%		8.14%			7.16%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B
Average Annual Return, Percent			17.47%		7.33%			6.52%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent			17.41%		7.32%			6.53%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent			16.67%		6.77%			6.24%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B
Average Annual Return, Percent			15.79%		5.98%			5.60%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent			15.77%		5.98%			5.60%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent			13.55%		4.95%			5.01%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B
Average Annual Return, Percent			12.71%		4.17%			4.38%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent			12.77%		4.17%			4.39%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent			11.41%		3.39%			3.83%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B
Average Annual Return, Percent			10.59%		2.61%			3.20%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent			10.58%		2.61%			3.21%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent			10.97%		2.58%			2.68%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class B
Average Annual Return, Percent			10.12%		1.82%			2.06%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent			10.10%		1.82%			2.06%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%	11.54%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%	(2.35%)
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		S&P Target Date To 2065+ Index1
Average Annual Return, Percent	[1]		15.83%	8.31%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%	13.08%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%	11.54%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%	(2.35%)
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		S&P Target Date To 2065+ Index1
Average Annual Return, Percent	[2]		15.83%	8.31%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%	13.08%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%	11.54%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%	(2.35%)
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]		S&P Target Date To 2065+ Index1
Average Annual Return, Percent	[3]		15.83%	8.31%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%	13.08%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%	11.54%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%	(2.35%)
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]		S&P Target Date To 2065+ Index1
Average Annual Return, Percent	[4]		15.83%	8.31%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%	13.08%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%	11.54%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%	(2.35%)
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		S&P Target Date To 2065+ Index1
Average Annual Return, Percent	[5]		15.83%	8.31%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%	13.08%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%	11.54%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%	(2.35%)
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]		S&P Target Date To 2065+ Index1
Average Annual Return, Percent	[6]		15.83%	8.31%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%	13.08%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%	11.54%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%	(2.35%)
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]		S&P Target Date To 2065+ Index1
Average Annual Return, Percent	[7]		15.83%	8.31%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%	13.08%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%	11.54%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%	(2.35%)
S&P Target Date To 2065+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]		S&P Target Date To 2065+ Index1
Average Annual Return, Percent	[8]		15.83%	8.31%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%	13.08%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%		13.38%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%		1.50%
S&P Target Date To 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]		S&P Target Date To 2060 Index1
Average Annual Return, Percent	[9]		15.45%		10.24%		9.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%		13.96%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%		13.38%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%		1.50%
S&P Target Date To 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]		S&P Target Date To 2060 Index1
Average Annual Return, Percent	[10]		15.45%		10.24%		9.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%		13.96%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%		13.38%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%		1.50%
S&P Target Date To 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]		S&P Target Date To 2060 Index1
Average Annual Return, Percent	[11]		15.45%		10.24%		9.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%		13.96%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%		13.38%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%		1.50%
S&P Target Date To 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]		S&P Target Date To 2060 Index1
Average Annual Return, Percent	[12]		15.45%		10.24%		9.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%		13.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%		13.38%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%		1.50%
S&P Target Date To 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]		S&P Target Date To 2060 Index1
Average Annual Return, Percent	[13]		15.45%		10.24%		9.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%		13.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%		13.38%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%		1.50%
S&P Target Date To 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]		S&P Target Date To 2060 Index1
Average Annual Return, Percent	[14]		15.45%		10.24%		9.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%		13.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%		13.38%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%		1.50%
S&P Target Date To 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]		S&P Target Date To 2060 Index1
Average Annual Return, Percent	[15]		15.45%		10.24%		9.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%		13.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%		13.38%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%		1.50%
S&P Target Date To 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16]		S&P Target Date To 2060 Index1
Average Annual Return, Percent	[16]		15.45%		10.24%		9.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%		13.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%		13.38%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%		1.50%
S&P Target Date To 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]		S&P Target Date To 2060 Index1
Average Annual Return, Percent	[17]		15.45%		10.24%		9.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%		13.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18]		S&P Target Date To 2055 Index1
Average Annual Return, Percent	[18]		15.41%		10.01%			8.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]		S&P Target Date To 2055 Index1
Average Annual Return, Percent	[19]		15.41%		10.01%			8.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]		S&P Target Date To 2055 Index1
Average Annual Return, Percent	[20]		15.41%		10.01%			8.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]		S&P Target Date To 2055 Index1
Average Annual Return, Percent	[21]		15.41%		10.01%			8.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]		S&P Target Date To 2055 Index1
Average Annual Return, Percent	[22]		15.41%		10.01%			8.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]		S&P Target Date To 2055 Index1
Average Annual Return, Percent	[23]		15.41%		10.01%			8.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]		S&P Target Date To 2055 Index1
Average Annual Return, Percent	[24]		15.41%		10.01%			8.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[25]		S&P Target Date To 2055 Index1
Average Annual Return, Percent	[25]		15.41%		10.01%			8.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[26]		S&P Target Date To 2055 Index1
Average Annual Return, Percent	[26]		15.41%		10.01%			8.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[27]		S&P Target Date To 2050 Index1
Average Annual Return, Percent	[27]		15.46%		10.00%			8.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28]		S&P Target Date To 2050 Index1
Average Annual Return, Percent	[28]		15.46%		10.00%			8.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[29]		S&P Target Date To 2050 Index1
Average Annual Return, Percent	[29]		15.46%		10.00%			8.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent		21.07%				14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.10%				0.19%			1.61%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[30]		S&P Target Date To 2050 Index1
Average Annual Return, Percent	[30]	15.46%				10.00%			8.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent		22.15%				15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31]		S&P Target Date To 2050 Index1
Average Annual Return, Percent	[31]		15.46%		10.00%			8.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[32]		S&P Target Date To 2050 Index1
Average Annual Return, Percent	[32]		15.46%		10.00%			8.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[33]		S&P Target Date To 2050 Index1
Average Annual Return, Percent	[33]		15.46%		10.00%			8.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[34]		S&P Target Date To 2050 Index1
Average Annual Return, Percent	[34]		15.46%		10.00%			8.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[35]		S&P Target Date To 2050 Index1
Average Annual Return, Percent	[35]		15.46%		10.00%			8.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[36]		S&P Target Date To 2045 Index1
Average Annual Return, Percent	[36]		14.73%		9.55%			8.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[37]		S&P Target Date To 2045 Index1
Average Annual Return, Percent	[37]		14.73%		9.55%			8.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[38]		S&P Target Date To 2045 Index1
Average Annual Return, Percent	[38]		14.73%		9.55%			8.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[39]		S&P Target Date To 2045 Index1
Average Annual Return, Percent	[39]		14.73%		9.55%			8.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[40]		S&P Target Date To 2045 Index1
Average Annual Return, Percent	[40]		14.73%		9.55%			8.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[41]		S&P Target Date To 2045 Index1
Average Annual Return, Percent	[41]		14.73%		9.55%			8.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[42]		S&P Target Date To 2045 Index1
Average Annual Return, Percent	[42]		14.73%		9.55%			8.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[43]		S&P Target Date To 2045 Index1
Average Annual Return, Percent	[43]		14.73%		9.55%			8.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[44]		S&P Target Date To 2045 Index1
Average Annual Return, Percent	[44]		14.73%		9.55%			8.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[45]		S&P Target Date To 2040 Index1
Average Annual Return, Percent	[45]		13.85%		8.89%			7.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[46]		S&P Target Date To 2040 Index1
Average Annual Return, Percent	[46]		13.85%		8.89%			7.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[47]		S&P Target Date To 2040 Index1
Average Annual Return, Percent	[47]		13.85%		8.89%			7.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[48]		S&P Target Date To 2040 Index1
Average Annual Return, Percent	[48]		13.85%		8.89%			7.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[49]		S&P Target Date To 2040 Index1
Average Annual Return, Percent	[49]		13.85%		8.89%			7.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[50]		S&P Target Date To 2040 Index1
Average Annual Return, Percent	[50]		13.85%		8.89%			7.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[51]		S&P Target Date To 2040 Index1
Average Annual Return, Percent	[51]		13.85%		8.89%			7.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[52]		S&P Target Date To 2040 Index1
Average Annual Return, Percent	[52]		13.85%		8.89%			7.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[53]		S&P Target Date To 2040 Index1
Average Annual Return, Percent	[53]		13.85%		8.89%			7.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[54]		S&P Target Date To 2035 Index1
Average Annual Return, Percent	[54]		12.73%		8.10%			7.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[55]		S&P Target Date To 2035 Index1
Average Annual Return, Percent	[55]		12.73%		8.10%			7.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[56]		S&P Target Date To 2035 Index1
Average Annual Return, Percent	[56]		12.73%		8.10%			7.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[57]		S&P Target Date To 2035 Index1
Average Annual Return, Percent	[57]		12.73%		8.10%			7.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[58]		S&P Target Date To 2035 Index1
Average Annual Return, Percent	[58]		12.73%		8.10%			7.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[59]		S&P Target Date To 2035 Index1
Average Annual Return, Percent	[59]		12.73%		8.10%			7.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[60]		S&P Target Date To 2035 Index1
Average Annual Return, Percent	[60]		12.73%		8.10%			7.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[61]		S&P Target Date To 2035 Index1
Average Annual Return, Percent	[61]		12.73%		8.10%			7.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[62]		S&P Target Date To 2035 Index1
Average Annual Return, Percent	[62]		12.73%		8.10%			7.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[63]		S&P Target Date To 2030 Index1
Average Annual Return, Percent	[63]		11.36%		7.01%			6.41%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[64]		S&P Target Date To 2030 Index1
Average Annual Return, Percent	[64]		11.36%		7.01%			6.41%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[65]		S&P Target Date To 2030 Index1
Average Annual Return, Percent	[65]		11.36%		7.01%			6.41%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[66]		S&P Target Date To 2030 Index1
Average Annual Return, Percent	[66]		11.36%		7.01%			6.41%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[67]		S&P Target Date To 2030 Index1
Average Annual Return, Percent	[67]		11.36%		7.01%			6.41%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[68]		S&P Target Date To 2030 Index1
Average Annual Return, Percent	[68]		11.36%		7.01%			6.41%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[69]		S&P Target Date To 2030 Index1
Average Annual Return, Percent	[69]		11.36%		7.01%			6.41%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[70]		S&P Target Date To 2030 Index1
Average Annual Return, Percent	[70]		11.36%		7.01%			6.41%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[71]		S&P Target Date To 2030 Index1
Average Annual Return, Percent	[71]		11.36%		7.01%			6.41%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[72]		S&P Target Date To 2025 Index1
Average Annual Return, Percent	[72]		10.01%		5.88%			5.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[73]		S&P Target Date To 2025 Index1
Average Annual Return, Percent	[73]		10.01%		5.88%			5.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[74]		S&P Target Date To 2025 Index1
Average Annual Return, Percent	[74]		10.01%		5.88%			5.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[75]		S&P Target Date To 2025 Index1
Average Annual Return, Percent	[75]		10.01%		5.88%			5.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[76]		S&P Target Date To 2025 Index1
Average Annual Return, Percent	[76]		10.01%		5.88%			5.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[77]		S&P Target Date To 2025 Index1
Average Annual Return, Percent	[77]		10.01%		5.88%			5.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[78]		S&P Target Date To 2025 Index1
Average Annual Return, Percent	[78]		10.01%		5.88%			5.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[79]		S&P Target Date To 2025 Index1
Average Annual Return, Percent	[79]		10.01%		5.88%			5.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
S&P Target Date To 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[80]		S&P Target Date To 2025 Index1
Average Annual Return, Percent	[80]		10.01%		5.88%			5.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
S&P Target Date To Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[81]		S&P Target Date To Retirement Income Index1
Average Annual Return, Percent	[81]		8.73%		4.36%			4.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
S&P Target Date To Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[82]		S&P Target Date To Retirement Income Index1
Average Annual Return, Percent	[82]		8.73%		4.36%			4.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
S&P Target Date To Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[83]		S&P Target Date To Retirement Income Index1
Average Annual Return, Percent	[83]		8.73%		4.36%			4.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
S&P Target Date To Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[84]		S&P Target Date To Retirement Income Index1
Average Annual Return, Percent	[84]		8.73%		4.36%			4.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
S&P Target Date To Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[85]		S&P Target Date To Retirement Income Index1
Average Annual Return, Percent	[85]		8.73%		4.36%			4.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
S&P Target Date To Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[86]		S&P Target Date To Retirement Income Index1
Average Annual Return, Percent	[86]		8.73%		4.36%			4.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
S&P Target Date To Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[87]		S&P Target Date To Retirement Income Index1
Average Annual Return, Percent	[87]		8.73%		4.36%			4.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
S&P Target Date To Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[88]		S&P Target Date To Retirement Income Index1
Average Annual Return, Percent	[88]		8.73%		4.36%			4.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			5.10%		0.19%			1.61%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			21.07%		14.23%			12.58%
S&P Target Date To Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[89]		S&P Target Date To Retirement Income Index1
Average Annual Return, Percent	[89]		8.73%		4.36%			4.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.15%		15.00%			13.15%

[1]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[2]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[3]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[4]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[5]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[6]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[7]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[8]
1	Effective July 24, 2024, the S&P Target Date To 2065+ Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2065+ Index is an appropriate benchmark for the Fund.

[9]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[10]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[11]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[12]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[13]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[14]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[15]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[16]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[17]
1	Effective July 24, 2024, the S&P Target Date To 2060 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2060 Index is an appropriate benchmark for the Fund.

[18]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[19]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[20]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[21]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[22]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[23]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[24]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[25]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[26]
1	Effective July 24, 2024, the S&P Target Date To 2055 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2055 Index is an appropriate benchmark for the Fund.

[27]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[28]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[29]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[30]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[31]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[32]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[33]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[34]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[35]
1	Effective July 24, 2024, the S&P Target Date To 2050 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2050 Index is an appropriate benchmark for the Fund.

[36]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[37]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[38]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[39]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[40]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[41]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[42]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[43]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[44]
1	Effective July 24, 2024, the S&P Target Date To 2045 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2045 Index is an appropriate benchmark for the Fund.

[45]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[46]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[47]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[48]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[49]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[50]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[51]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[52]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[53]
1	Effective July 24, 2024, the S&P Target Date To 2040 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2040 Index is an appropriate benchmark for the Fund.

[54]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[55]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[56]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[57]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[58]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[59]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[60]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[61]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[62]
1	Effective July 24, 2024, the S&P Target Date To 2035 Index replaced the S&P 500 Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2035 Index is an appropriate benchmark for the Fund.

[63]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[64]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[65]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[66]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[67]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[68]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[69]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[70]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[71]
1	Effective July 24, 2024, the S&P Target Date To 2030 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2030 Index is an appropriate benchmark for the Fund.

[72]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[73]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[74]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[75]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[76]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[77]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[78]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[79]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[80]
1	Effective July 24, 2024, the S&P Target Date To 2025 Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To 2025 Index is an appropriate benchmark for the Fund.

[81]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[82]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[83]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[84]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[85]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[86]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[87]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[88]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.

[89]
1	Effective July 24, 2024, the S&P Target Date To Retirement Income Index replaced the S&P 500 Index and the Bloomberg U.S. Aggregate Index as the Fund’s benchmark. The Fund’s investment manager believes the S&P Target Date To Retirement Income Index is an appropriate benchmark for the Fund.